Shareholders' Equity - Summary of Treasury Shares (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of revaluation reserve [Line Items]
Number of shares	76,419,000	80,996,000	66,105,000
Total amount	€ 337	€ 325	€ 190
Common shares [member] | Aegon N V [member]
Disclosure of revaluation reserve [Line Items]
Number of shares	61,418,000	64,488,000	47,473,000
Total amount	€ 326	€ 314	€ 178
Common shares [member] | Subsidiaries [member]
Disclosure of revaluation reserve [Line Items]
Number of shares	1,144,000	1,162,000	1,307,000
Total amount	€ 9	€ 9	€ 10
Common shares B [member]
Disclosure of revaluation reserve [Line Items]
Number of shares	13,856,000	15,346,000	17,325,000
Total amount	€ 2	€ 2	€ 2
Common shares B [member] | Aegon N V [member]
Disclosure of revaluation reserve [Line Items]
Number of shares	13,856,480	15,345,680